UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2008

Date of reporting period: 08/31/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.13%)
Agriculture, Foods, & Beverage (8.96%)
Archer-Daniels-Midland Co.	3,477,500	$88,537,150
Campbell Soup Co.	92,000	3,386,520
Kellogg Co.	930,000	50,629,200
McCormick & Co. Inc.	428,600	17,336,870
PepsiCo Inc.	641,400	43,923,072
Sysco Corp.	1,109,800	35,324,934
The Coca-Cola Co.	1,027,300	53,491,511
The Hershey Co.	304,600	10,993,014

		303,622,271

Banks (5.70%)
Bank of America Corp.	1,048,527	32,651,131
M&T Bank Corp.	213,400	15,223,956
Northern Trust Corp.	460,500	37,019,595
Popular Inc.	1,724,503	14,054,699
Suntrust Banks Inc.	334,600	14,016,394
Wells Fargo & Co.	2,643,100	80,006,637

		192,972,412

Building Materials & Construction (2.44%)
Lafarge SA	40,900	4,956,549
Vulcan Materials Co.	1,039,200	77,773,728

		82,730,277

Chemicals (8.42%)
Air Products & Chemicals Inc.	830,000	76,235,500
E.I. du Pont de Nemours & Co.	496,104	22,046,862
International Flavors & Fragrances Inc.	561,000	22,557,810
Sigma-Aldrich Corp.	2,750,000	156,090,000
The Dow Chemical Co.	243,000	8,293,590

		285,223,762

Computer Software & Services (3.54%)
Automatic Data Processing Inc.	149,000	6,612,620
Microsoft Corp.	3,235,500	88,296,795
SAP AG	444,800	24,903,354

		119,812,769

Computers (6.27%)
Hewlett-Packard Co.	3,019,400	141,670,248
International Business Machines Corp.	580,000	70,603,400

		212,273,648

Consumer & Marketing (6.86%)
AptarGroup Inc.	677,405	27,360,388
Colgate-Palmolive Co.	436,300	33,171,889
Nestle SA ADR	1,142,000	50,531,445

	Shares	Value
Common Stocks (Cont.)
Consumer & Marketing (Cont.)
The Procter & Gamble Co.	1,741,755	$121,522,246

		232,585,968

Electronic/Electrical Mfg. (8.48%)
Agilent Technologies Inc. (a)	548,071	19,050,948
Applied Materials Inc.	1,662,700	29,795,584
Emerson Electric Co.	692,600	32,413,680
General Electric Co.	3,848,900	108,154,090
Intel Corp.	2,420,800	55,363,696
KLA-Tencor Corp.	247,200	9,161,232
Linear Technology Corp.	1,023,400	33,403,776

		287,343,006

Financial Services (0.11%)
Regions Financial Corp.	384,042	3,560,069

Health Care (10.62%)
Abbott Laboratories	847,500	48,671,925
Eli Lilly & Co.	997,000	46,510,050
Johnson & Johnson	2,481,600	174,779,088
Medtronic Inc.	135,800	7,414,680
Merck & Co. Inc.	675,700	24,102,219
Pfizer Inc.	3,047,300	58,233,903

		359,711,865

Machinery & Manufacturing (4.79%)
3M Co.	542,800	38,864,480
Caterpillar Inc.	843,400	59,653,682
HNI Corp.	1,439,200	33,303,088
Illinois Tool Works Inc.	617,700	30,644,097

		162,465,347

Media & Broadcasting (2.73%)
The Walt Disney Co.	2,728,640	88,271,504
Thomson Reuters PLC ADR	24,869	4,181,225

		92,452,729

Mining & Metals (4.28%)
BHP Billiton PLC	941,859	29,494,977
Newmont Mining Corp.	36,700	1,655,170
Nucor Corp.	531,200	27,888,000
Rio Tinto PLC ADR	226,800	86,120,496

		145,158,643

Oil & Gas (15.99%)
Anadarko Petroleum Corp.	210,200	12,975,646
BG Group PLC	3,199,100	71,083,785
Bill Barrett Corp. (a)	1,032,400	40,655,912
BP PLC Sponsored ADR	626,392	36,098,971
Chevron Corp.	1,060,000	91,499,200
Devon Energy Corp.	212,204	21,655,418

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.	2,615,200	$209,242,152
Queensland Gas Co. Ltd. (a)	756,100	2,758,725
Royal Dutch Shell PLC ADR Class A	516,300	35,893,176
Spectra Energy Corp.	399,950	10,582,677
Tidewater Inc.	154,191	9,354,768

		541,800,430

Retailers (2.33%)
Wal-Mart Stores Inc.	1,339,100	79,100,637

Telecom & Telecom Equipment (5.52%)
ADC Telecommunications Inc. (a)	257,142	2,635,705
AT&T Inc.	2,140,534	68,475,683
Cisco Systems Inc. (a)	1,640,100	39,444,405
Corning Inc.	1,284,600	26,385,684
Nokia Corp. Sponsored ADR	1,181,100	29,728,287
Verizon Communications Inc.	582,500	20,457,400

		187,127,164

Transportation (0.57%)
Burlington Northern Santa Fe Corp.	179,200	19,246,080

Utilities & Energy (0.52%)
Duke Energy Corp.	1,010,500	17,623,120

Total Common Stocks
(cost $1,455,734,650)		3,324,810,197

Short-term Investments (1.44%)
JPMorgan U.S. Government Money Market Fund	48,740,810	48,740,810

Total Short-term Investments
(cost $48,740,810)		48,740,810

TOTAL INVESTMENTS (99.57%)
(cost $1,504,475,460)		3,373,551,007
OTHER ASSETS, NET OF LIABILITIES (0.43%)		14,706,862

NET ASSETS (100.00%)		$3,388,257,869

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (58.70%)
Agriculture, Foods, & Beverage (5.31%)
Archer-Daniels-Midland Co.	940,561	$23,946,683
Campbell Soup Co.	26,000	957,060
Kellogg Co.	310,000	16,876,400
PepsiCo Inc.	110,100	7,539,648
Sysco Corp.	165,300	5,261,499
The Coca-Cola Co.	205,000	10,674,350
The Hershey Co.	51,300	1,851,417

		67,107,057

Banks (3.60%)
Bank of America Corp.	210,504	6,555,095
M&T Bank Corp.	37,700	2,689,518
Northern Trust Corp.	104,700	8,416,833
Popular Inc.	346,689	2,825,515
Suntrust Banks Inc.	54,300	2,274,627
Wells Fargo & Co.	747,600	22,629,852

		45,391,440

Building Materials & Construction (1.09%)
Lafarge SA	14,600	1,769,330
Vulcan Materials Co.	160,200	11,989,368

		13,758,698

Chemicals (4.83%)
Air Products & Chemicals Inc.	230,000	21,125,500
E.I. du Pont de Nemours & Co.	108,705	4,830,850
International Flavors & Fragrances Inc.	120,000	4,825,200
Sigma-Aldrich Corp.	491,000	27,869,160
The Dow Chemical Co.	69,000	2,354,970

		61,005,680

Computer Software & Services (1.69%)
Automatic Data Processing Inc.	28,900	1,282,582
Microsoft Corp.	625,400	17,067,166
SAP AG	52,800	2,956,154

		21,305,902

Computers (4.27%)
Hewlett-Packard Co.	754,000	35,377,680
International Business Machines Corp.	152,100	18,515,133

		53,892,813

Consumer & Marketing (4.01%)
AptarGroup Inc.	113,100	4,568,109
Colgate-Palmolive Co.	21,200	1,611,836
Nestle SA ADR	252,500	11,172,670
The Procter & Gamble Co.	477,700	33,329,129

		50,681,744

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (4.27%)
Agilent Technologies Inc. (a)	143,787	$4,998,036
Applied Materials Inc.	182,000	3,261,440
Emerson Electric Co.	78,800	3,687,840
General Electric Co.	796,300	22,376,030
Intel Corp.	592,500	13,550,475
KLA-Tencor Corp.	45,100	1,671,406
Linear Technology Corp.	130,100	4,246,464
Texas Instruments Inc.	6,300	154,413

		53,946,104

Financial Services (0.05%)
Regions Financial Corp.	67,213	623,065

Health Care (6.17%)
Abbott Laboratories	92,000	5,283,560
Allergan Inc.	154,800	8,648,676
Eli Lilly & Co.	212,000	9,889,800
Johnson & Johnson	417,700	29,418,611
Medtronic Inc.	21,600	1,179,360
Merck & Co. Inc.	144,100	5,140,047
Pfizer Inc.	960,000	18,345,600

		77,905,654

Machinery & Manufacturing (2.98%)
3M Co.	124,600	8,921,360
Caterpillar Inc.	262,400	18,559,552
HNI Corp.	160,000	3,702,400
Illinois Tool Works Inc.	130,600	6,479,066

		37,662,378

Media & Broadcasting (3.18%)
Lee Enterprises Inc. Class A	42,000	157,500
Lee Enterprises Inc. Class B (b)	42,000	157,500
The Walt Disney Co.	1,065,995	34,484,938
Thomson Reuters PLC ADR	32,069	5,391,761

		40,191,699

Mining & Metals (4.12%)
Newmont Mining Corp.	29,200	1,316,920
Nucor Corp.	436,800	22,932,000
Rio Tinto PLC ADR	73,250	27,814,490

		52,063,410

Oil & Gas (8.12%)
BG Group PLC	256,800	5,706,079
Bill Barrett Corp. (a)	100,000	3,938,000
BP PLC Sponsored ADR	115,786	6,672,747
Chevron Corp.	288,000	24,860,160
Devon Energy Corp.	76,170	7,773,148
Exxon Mobil Corp.	448,000	35,844,480
Queensland Gas Co. Ltd. (a)	273,800	998,994

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Royal Dutch Shell PLC ADR Class A	216,400	$15,044,128
Spectra Energy Corp.	62,950	1,665,657

		102,503,393

Retailers (1.29%)
Wal-Mart Stores Inc.	276,700	16,344,669

Telecom & Telecom Equipment (3.07%)
ADC Telecommunications Inc. (a)	147,542	1,512,306
AT&T Inc.	533,359	17,062,154
Cisco Systems Inc. (a)	282,800	6,801,340
Corning Inc.	372,300	7,647,042
Nokia Corp. Sponsored ADR	144,900	3,647,133
Verizon Communications Inc.	57,800	2,029,936

		38,699,911

Transportation (0.35%)
Burlington Northern Santa Fe Corp.	41,500	4,457,100

Utilities & Energy (0.30%)
Duke Energy Corp.	217,000	3,784,480

Total Common Stocks
(cost $304,527,398)		741,325,197

Corporate Bonds (22.33%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	982,417

Agriculture, Foods, & Beverage (2.55%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	3,000,000	3,018,108
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	986,762
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,069,074
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,164,946
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,025,244
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,155,718
Hershey Co.
5.300%, 09/01/2011	500,000	515,977
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,048,502
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,086,670

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Inc.
6.250%, 06/01/2012	$1,000,000	$1,033,158
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,048,950
Kellogg Co.
5.125%, 12/03/2012	500,000	507,674
Sysco Corp.
4.200%, 02/12/2013	1,000,000	988,817
Kellogg Co.
4.250%, 03/06/2013	1,000,000	981,120
Hershey Co.
5.000%, 04/01/2013	500,000	501,600
General Mills Inc.
5.200%, 03/17/2015	500,000	491,135
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,023,129
Hershey Co.
5.450%, 09/01/2016	500,000	498,079
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,011,412
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,030,314
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,008,514
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	991,172

		32,186,075

Automotive (0.27%)
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,943,675
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	520,573

		3,464,248

Banks (1.66%)
Bank of New York
5.050%, 03/03/2009	2,000,000	2,016,716
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,006,123
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,016,422
Wachovia Corp.
5.350%, 03/15/2011	750,000	711,819
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,531,225
Bank of America Corp.
5.375%, 08/15/2011	500,000	502,316
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	505,519
Bank of America Corp.
5.375%, 09/11/2012	500,000	497,070

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Barclays Bank PLC
5.450%, 09/12/2012	$1,500,000	$1,498,743
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,508,296
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	954,116
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	488,649
Wachovia Corp.
5.700%, 08/01/2013	750,000	697,404
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	490,435
US Bank NA
4.950%, 10/30/2014	1,500,000	1,454,604
Wachovia Bank NA
5.600%, 03/15/2016	750,000	645,189
Bank of America NA
6.000%, 06/15/2016	1,000,000	964,279
5.300%, 03/15/2017	500,000	453,721
Wachovia Corp.
5.750%, 06/15/2017	750,000	638,135
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,510,294
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	917,399
Wachovia Bank NA
6.000%, 11/15/2017	500,000	434,153
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	480,590

		20,923,217

Building Materials & Construction (0.28%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,031,269
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	505,138

		3,536,407

Chemicals (0.72%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,118,101
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,015,082
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,980,545
Praxair Inc.
4.625%, 03/30/2015	1,000,000	958,363
5.375%, 11/01/2016	1,000,000	988,223

		9,060,314

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	$500,000	$494,795

Computers (0.52%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,026,937
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,554,452
4.500%, 03/01/2013	1,000,000	995,979
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,019,763

		6,597,131

Consumer & Marketing (1.50%)
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,018,100
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,108,615
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,221,916
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,068,520
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	990,715
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,564,167
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,008,250
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	989,744

		18,970,027

Electronic/Electrical Mfg. (0.36%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,041,532
5.375%, 10/15/2017	1,000,000	1,010,345
5.250%, 10/15/2018	500,000	498,806

		4,550,683

Financial Services (1.62%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,088,652
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,162,546
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	998,484
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,526,694
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,026,652

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Wells Fargo Financial
6.125%, 04/18/2012	$2,000,000	$2,075,172
Citigroup Inc.
5.300%, 10/17/2012	1,000,000	960,863
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,401,582
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	486,957
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	917,979
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	491,614
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	491,880
5.400%, 02/15/2017	500,000	486,567
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	988,662
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	927,227
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	488,699
JPMorgan Chase Bank NA
6.000%, 10/01/2017	500,000	483,998
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	486,111

		20,490,339

Health Care (2.55%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	1,000,890
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,083,340
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,078,336
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,015,521
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	520,176
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,142,022
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,052,976
AstraZeneca PLC
5.400%, 09/15/2012	750,000	774,561
Abbott Laboratories
5.150%, 11/30/2012	500,000	516,080
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,018,006
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,014,783
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,007,645

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline
4.375%, 04/15/2014	$3,000,000	$2,931,795
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,056,008
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,072,552
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,013,299
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,005,328
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,056,240
AstraZeneca PLC
5.900%, 09/15/2017	750,000	779,005
Abbott Laboratories
5.600%, 11/30/2017	500,000	508,973
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	498,476
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,002,864
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	1,994,540

		32,143,416

Machinery & Manufacturing (2.07%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,036,708
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,095,994
3M Co.
5.125%, 11/06/2009	3,000,000	3,073,152
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,184,146
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,198,132
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,111,278
Eaton Corp.
4.900%, 05/15/2013	500,000	498,104
3M Co.
4.375%, 08/15/2013	1,000,000	1,005,004
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	916,324
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,458,891
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,019,704
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,507,264
Dover Corp.
5.450%, 03/15/2018	1,000,000	999,243

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	$1,000,000	$995,026

		26,098,970

Media & Broadcasting (0.82%)
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,031,794
New York Times Co.
4.500%, 03/15/2010	500,000	480,195
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	2,222,136
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,103,346
4.700%, 12/01/2012	1,000,000	1,018,403
New York Times Co.
5.000%, 03/15/2015	500,000	407,499
The Walt Disney Co.
6.000%, 07/17/2017	1,000,000	1,055,382

		10,318,755

Mining & Metals (0.61%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,073,312
BHP Billiton Finance Ltd.
5.125%, 03/29/2012	500,000	503,457
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	1,932,702
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	478,200
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,044,134
5.870%, 02/23/2022	756,000	678,599

		7,710,404

Oil & Gas (1.01%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,017,067
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,540,053
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,106,690
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	515,293
ConocoPhillips Australia
Funding Co.
5.500%, 04/15/2013	2,000,000	2,076,482
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	513,557
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,026,062
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	964,018

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips
5.200%, 05/15/2018	$1,000,000	$991,655

		12,750,877

Retailers (1.51%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,111,504
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,989,832
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,149,055
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,092,954
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,033,455
Target Corp.
5.125%, 01/15/2013	500,000	508,861
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	989,886
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	904,840
Target Corp.
5.875%, 07/15/2016	1,300,000	1,313,677
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	992,899
Target Corp.
5.375%, 05/01/2017	1,500,000	1,455,313
6.000%, 01/15/2018	500,000	504,589
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,045,633

		19,092,498

Telecom & Telecom Equipment (1.25%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,033,351
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,526,050
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,050,340
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,088,551
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,061,084
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,055,000
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	487,909
5.500%, 02/15/2018	500,000	478,194

		15,780,479

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (0.16%)
United Parcel Service Inc.
4.500%, 01/15/2013	$1,000,000	$1,011,405
5.500%, 01/15/2018	1,000,000	1,024,929

		2,036,334

Utilities & Energy (2.75%)
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,144,657
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,081,126
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,186,036
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,154,575
Pacificorp
6.900%, 11/15/2011	2,000,000	2,146,082
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,010,919
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,157,329
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,015,648
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,515,834
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	1,998,156
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,876,152
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	976,199
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,026,619
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	511,565
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,522,558
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	987,946
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	990,181
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	487,016
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	963,744
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	504,936
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	980,311

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and
Gas Co.
5.300%, 05/01/2018	$500,000	$495,718

		34,733,307

Total Corporate Bonds
(cost $278,760,156)		281,920,693

Foreign Government Bonds (0.21%)
Province of New Brunswick
5.20%, 02/21/2017	2,500,000	2,610,550

Total Foreign Government Bonds
(cost $2,491,870)		2,610,550

Government Agency Securities (0.08%) (c)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,063,104

Total Government Agency Securities
(cost $992,728)		1,063,104

U.S. Treasury Obligations (15.54%)
U.S. Treasury Notes
3.125%, 10/15/2008	15,000,000	15,023,430
5.750%, 08/15/2010	5,000,000	5,327,735
5.000%, 08/15/2011	5,000,000	5,343,750
4.875%, 02/15/2012	10,000,000	10,691,410
4.375%, 08/15/2012	6,000,000	6,349,218
3.875%, 02/15/2013	10,000,000	10,366,410
3.625%, 05/15/2013	10,000,000	10,255,470
4.250%, 08/15/2013	10,000,000	10,537,500
4.250%, 11/15/2013	10,000,000	10,551,560
4.000%, 02/15/2014	10,000,000	10,439,840
4.250%, 11/15/2014	20,000,000	21,170,320
4.000%, 02/15/2015	15,000,000	15,672,660
4.125%, 05/15/2015	20,000,000	21,028,120
5.125%, 05/15/2016	20,000,000	22,139,060
4.625%, 02/15/2017	20,000,000	21,375,000

Total U.S. Treasury Obligations
(cost $184,828,982)		196,271,483

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Shares	Value
Short-term Investments (2.44%)
JPMorgan U.S. Government
Money Market Fund	30,863,580	$30,863,580

Total Short-term Investments
(cost $30,863,580)		30,863,580

TOTAL INVESTMENTS (99.30%)
(cost $802,464,714)		1,254,054,607
OTHER ASSETS, NET OF LIABILITIES (0.70%)		8,769,674

NET ASSETS (100.00%)		$1,262,824,281

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2008, the fair value of this security amounted to $157,500 or 0.01% of net assets.

(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (87.97%)
U.S. Treasury Notes
4.750%, 11/15/2008	$10,000,000	$10,058,590
3.000%, 02/15/2009	5,000,000	5,022,655
3.125%, 04/15/2009	8,000,000	8,051,248
5.500%, 05/15/2009	10,000,000	10,235,160
6.000%, 08/15/2009	11,000,000	11,389,301
6.500%, 02/15/2010	15,000,000	15,935,160
4.000%, 04/15/2010	10,000,000	10,282,810
5.750%, 08/15/2010	10,000,000	10,655,470
5.000%, 02/15/2011	10,000,000	10,603,910
5.000%, 08/15/2011	6,000,000	6,412,500
4.500%, 09/30/2011	10,000,000	10,547,660
4.625%, 10/31/2011	10,000,000	10,590,620
4.875%, 02/15/2012	10,000,000	10,691,410
4.500%, 04/30/2012	10,000,000	10,589,840
4.875%, 06/30/2012	10,000,000	10,725,780
3.375%, 11/30/2012	10,000,000	10,175,000
3.875%, 02/15/2013	20,000,000	20,732,820
3.625%, 05/15/2013	10,000,000	10,255,470
4.250%, 08/15/2013	10,000,000	10,537,500
4.000%, 02/15/2014	10,000,000	10,439,840
4.750%, 05/15/2014	10,000,000	10,846,880

Total U.S. Treasury Obligations
(cost $219,658,404)		224,779,624

Short-term Investments (12.13%)
JPMorgan U.S. Government Money Market Fund	31,009,796	31,009,796

Total Short-term Investments
(cost $31,009,796)		31,009,796

TOTAL INVESTMENTS (100.10%)
(cost $250,668,200)		255,789,420
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(258,830)

NET ASSETS (100.00%)		$255,530,590

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (99.43%) (b)
Alabama (1.08%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,192,220
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3	2,000,000	2,154,620
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aaa	1,185,000	986,987

					5,333,827

Alaska (1.82%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aa3	1,400,000	1,494,920
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,354,520
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	A1	1,465,000	1,489,070
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	A2	585,000	595,624
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	A2	295,000	297,605
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	992,820
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	A2	645,000	658,274
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	A2	1,110,000	1,124,885

					9,007,718

Arizona (1.94%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,251,540
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,709,650
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	964,908
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	553,591
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	2,500,000	2,536,250
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,579,875

					9,595,814

Arkansas (3.02%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,387,100
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,141,080
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	969,619
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,026,028
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,301,242
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,114,651

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	$1,155,000	$1,159,447
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aaa	1,800,000	1,839,060

					14,938,227

California (7.62%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	Aaa	2,600,000	2,819,908
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aa3	1,000,000	1,105,270
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,673,878
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,257,460
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aa3	3,905,000	4,372,585
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,452,930
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,441,002
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,288,200
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,663,912
Desert Water Agency Financing Corporation (Water System Improvement Project), Series 2007	4.500%	05/01/2021	AA-	740,000	724,578
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA-	770,000	756,571
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,184,464
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	3,000,000	3,025,080
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA-	810,000	799,851
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,681,360
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,448,446
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA-	845,000	828,489
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	582,233
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,011,940
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	600,000	609,072

					37,727,229

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (4.38%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2	$2,000,000	$2,091,380
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,892,323
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aa3	1,750,000	1,871,502
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aa3	1,250,000	1,357,987
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa3	1,135,000	1,242,575
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,486,021
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	558,379
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa3	1,170,000	1,280,893
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	1,530,000	1,665,650
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA-	1,705,000	1,785,016
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,026,120
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	627,486
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007	4.250%	12/01/2021	Aa2	690,000	696,493
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,523,655
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,565,000	1,583,451

					21,688,931

Connecticut (2.01%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,378,350
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aa3	600,000	635,214
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,935,416
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	2,000,000	2,014,260

					9,963,240

Delaware (0.39%)
State Of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,925,000	1,934,895

Florida (4.30%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,258,315

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	$4,000,000	$4,154,440
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,079,878
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	A2	1,220,000	1,228,015
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,001,740
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,026,960
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	A2	1,500,000	1,465,815
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,027,120
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aaa	2,000,000	2,039,600

					21,281,883

Georgia (3.49%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,741,534
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,178,580
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,260,340
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	55,312
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,369,270
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	4,300,000	4,684,248

					17,289,284

Hawaii (1.12%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,225,000
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA	2,945,000	3,233,993
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	55,000	60,397

					5,519,390

Idaho (0.56%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,774,196
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aaa	1,000,000	1,020,830

					2,795,026

Illinois (3.14%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,190,962
Lake County Forest Preserve District, Lake County, Illinois, General Obligation
Land Acquisition and Development Bonds, Series 2000 (Prerefunded to 12-15-2010 @ 100) (c)	5.000%	12/15/2012	Aaa	500,000	532,340
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aa3	2,000,000	2,206,100

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	$345,000	$345,866
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	695,000	704,765
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,125,841
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,177,671
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	900,000	916,848
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aa3	1,650,000	1,743,324
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aa2	1,565,000	1,564,171
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1	1,000,000	1,013,450

					15,521,338

Indiana (1.40%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,359,736
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	A2	2,635,000	2,801,321
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,781,533

					6,942,590

Iowa (2.77%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001 (Prerefunded to 06-01-2009 @ 100) (c)	5.000%	06/01/2014	Aa1	3,325,000	3,408,424
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,037,035
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa2	975,000	1,011,855
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	A1	520,000	531,154
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aa1	850,000	900,329
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,226,328
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa2	1,775,000	1,781,159
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa2	1,850,000	1,848,779
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa2	1,950,000	1,960,530

					13,705,593

Kansas (4.64%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aa3	2,790,000	2,936,168

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	$2,000,000	$2,275,080
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,320,000	1,380,350
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aa3	1,000,000	1,010,270
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A1	1,300,000	1,300,091
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	717,047
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aa3	1,000,000	1,063,210
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	982,436
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	1,006,950
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,011,800
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa3	890,000	889,030
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,815,000	1,828,358
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	1,917,949
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,117,665
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	Aa3	1,240,000	1,281,069
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,260,671

					22,978,144

Kentucky (1.92%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of
Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	AA-	2,720,000	2,788,381
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,717,531
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,798,955
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa3	1,275,000	1,325,222
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa2	1,865,000	1,896,761

					9,526,850

Louisiana (1.69%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A1	4,000,000	4,175,160
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A2	1,500,000	1,562,790
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3	580,000	585,237
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	2,000,000	2,040,280

					8,363,467

Maine (1.35%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	900,000	927,909
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,580,906
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aaa	2,100,000	2,148,447

					6,657,262

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.33%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	$430,000	$487,796
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,129,265
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aa1	655,000	674,113
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,148,820
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa2	2,140,000	2,158,896

					6,598,890

Massachusetts (1.35%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,220,227
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,483,450

					6,703,677

Michigan (1.63%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A (Escrowed to maturity) (c)	5.500%	11/01/2009	Aa3	3,140,000	3,268,081
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aa3	1,000,000	1,009,710
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aa3	1,000,000	1,009,380
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2007 Refunding Bonds, (Unlimited Tax General Obligation)	4.375%	05/01/2020	Aa2	685,000	694,124
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aaa	2,000,000	2,061,460

					8,042,755

Minnesota (0.81%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,027,720
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	965,000	978,182

					4,005,902

Mississippi (2.55%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,232,160
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,275,740
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa3	1,685,000	1,664,982
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,039,510
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	475,000	480,054
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	530,586
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	506,210

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	$400,000	$404,968
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aaa	2,290,000	2,442,560
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aaa	1,000,000	1,062,620

					12,639,390

Missouri (3.36%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	955,000	1,006,790
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	2,050,000	2,221,236
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,899,228
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,079,271
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	526,444
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,525,757
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa2	6,000,000	6,050,160
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,250,000	2,304,652

					16,613,538

Montana (0.10%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	490,000	519,086

Nebraska (4.13%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,403,860
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,699,075
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aa3	3,000,000	3,173,460
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,241,693
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,221,149
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa3	1,565,000	1,560,493
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AAA	2,120,000	2,126,169

					20,425,899

New Hampshire (1.44%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	552,332

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Hampshire (Cont.)
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	$2,620,000	$2,792,553
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aa2	2,205,000	2,232,122
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,533,990

					7,110,997

New Jersey (2.10%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,794,640
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	A2	1,350,000	1,357,668
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,253,566

					10,405,874

New Mexico (0.99%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	Aa3	1,365,000	1,409,581
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	Aa3	1,435,000	1,476,830
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (d)	4.500%	08/01/2023	Aa2	2,000,000	1,995,620

					4,882,031

New York (1.54%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,112,520
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,026,860
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aa3	2,000,000	2,134,820
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	707,802
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	625,000	628,650
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,006,210

					7,616,862

North Carolina (0.60%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	873,434
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aa3	545,000	536,541
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa3	1,555,000	1,583,208

					2,993,183

North Dakota (0.68%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,055,752

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	$1,225,000	$1,305,630

					3,361,382

Ohio (3.55%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,132,100
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,077,020
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa2	1,375,000	1,456,524
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011) (c)	5.250%	12/01/2013	Aa2	1,405,000	1,510,965
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa1	1,900,000	2,053,729
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa1	1,140,000	1,216,904
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,482,882
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,627,890

					17,558,014

Oklahoma (0.92%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,746,578
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,310,627
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,512,146

					4,569,351

Oregon (3.11%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,790,990
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,880,000	2,036,303
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aa2	3,540,000	3,866,211
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,356,528
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	521,125
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,729,601
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	570,000	560,036

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Medford School District No. 549C, Jackson County, Oregon, General Obligation School Bonds, Series 2007B	4.750%	12/15/2023	Aaa	$500,000	$511,655

					15,372,449

Pennsylvania (2.06%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,113,900
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A2	1,070,000	1,120,279
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A2	1,110,000	1,153,446
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aa3	1,030,000	1,104,850
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A2	1,160,000	1,213,499
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aa3	1,000,000	1,063,030
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,400,000	2,435,400

					10,204,404

Rhode Island (0.21%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa3	1,000,000	1,025,530

South Carolina (1.96%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,802,785
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,892,682
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	A1	1,800,000	1,819,404
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A2	1,000,000	1,033,810
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aaa	1,000,000	1,014,740
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aaa	1,130,000	1,146,656

					9,710,077

South Dakota (0.28%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aaa	1,370,000	1,370,849

Tennessee (2.79%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,520,889
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,075,420
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,972,714
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa3	2,115,000	2,180,121

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	$1,050,000	$1,052,499
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,013,910

					13,815,553

Texas (3.81%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas), School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,497,128
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,149,010
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	1,300,000	1,361,958
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,186,677
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	760,170
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	257,115
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,623,861
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	506,523
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	483,160
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	A2	375,000	394,316
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	A2	395,000	413,257
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aaa	1,165,000	1,156,018
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,059,100
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (d)	5.000%	02/01/2028	AA-	1,000,000	1,005,410

					18,853,703

Utah (1.17%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,322,750
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa	2,375,000	2,450,287
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aaa	1,970,000	2,008,041

					5,781,078

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Vermont (0.27%)
State of Vermont, General Obligation Bonds, 2007 Series D	4.625%	07/15/2024	Aaa	$1,300,000	$1,326,962

Virginia (1.88%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,132,940
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa3	1,020,000	1,054,945
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,572,614
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,516,375
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,011,250

					9,288,124

Washington (2.88%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,189,273
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	4,435,000	4,721,146
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	Aa1	65,000	69,280
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,548,618
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2	705,000	749,302
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,078,740
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	784,689
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	A1	565,000	568,011
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	Aa1	1,000,000	1,020,270
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	A1	500,000	500,735

					14,230,064

West Virginia (0.51%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,532,550

Wisconsin (2.43%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,649,975
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,030,000	1,044,121
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	2,985,000	3,247,113
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa	545,000	572,953
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	A1	1,000,000	1,004,860

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aaa	$800,000	$831,312
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aaa	2,335,000	2,381,607
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aaa	300,000	310,029

					12,041,970

Wyoming (0.35%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA-	1,700,000	1,745,577

Total Long-term Municipal Bonds
(cost $479,263,117)					492,116,429

Short-term Municipal Bonds (0.20%)
Pennsylvania (0.20%)
Pennsylvania Turnpike Commission, Registration Fee Revenue Refunding Bonds, Series B of 2005 (e)	2.050%	07/15/2041	Aaa	1,000,000	1,000,000

Total Short-term Municipal Bonds
(cost $1,000,000)					1,000,000

Short-term Investments (0.13%)
JPMorgan Tax Free Money Market Fund				618,442	618,442

Total Short-term Investments
(cost $618,442)					618,442

TOTAL INVESTMENTS (99.76%)
(cost $480,881,559)					493,734,871
OTHER ASSETS, NET OF LIABILITIES (0.24%)					1,204,296

NET ASSETS (100.00%)					$494,939,167

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 15.16% Advanced Refund Bonds, 46.29% General Obligation Bonds and 38.55% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

NR - Not Rated

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of August 31, 2008:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund	$3,373,551,007	$—	$—	$3,373,551,007
Balanced Fund	772,031,277	482,023,330	—	1,254,054,607
Interim Fund	31,009,796	224,779,624	—	255,789,420
Municipal Bond Fund	618,442	493,116,429	—	493,734,871

The Growth Fund, Balanced Fund, Interim Fund and Municipal Bond Fund have not held any Level 3 securities or other financial instruments at any time during the period ended August 31, 2008.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2008, the Municipal Bond Fund had commitments of $2,974,128 (representing 0.60% of net assets) for when-issued securities.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of August 31, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,504,475,460	$1,907,335,690	$(38,260,143)	$1,869,075,547
Balanced Fund	802,397,844	462,419,515	(10,762,752)	451,656,763
Interim Fund	250,668,200	5,810,345	(689,125)	5,121,220
Municipal Bond Fund	480,881,559	13,636,338	(783,026)	12,853,312

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 10/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 10/27/08

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 10/27/08